Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Fixed maturities, amortized cost	$ 82,704	$ 77,126
Short-term investments, amortized cost	10,005	615
Nonredeemable preferred stocks, cost	419	756
Equity Securities Common Equities Cost	819	745
Premium receivable, allowance for credit loss	552	460
Property and equipment, accumulated depreciation	$ 1,460	$ 1,461
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900,000,000	900,000,000
Common Shares, issued (shares)	798,000,000	798,000,000
Treasury Stock, Common, Shares	212,000,000	212,000,000